Deposits - Maturities of Fixed-Rate Time Deposits (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Time Deposits $250,000 and Over [Member]
Time Deposits By Maturity [Line Items]
2017	$ 6,002
2018	555
2021	915
Total	7,472
Other Time Deposits [Member]
Time Deposits By Maturity [Line Items]
2017	36,832
2018	6,730
2019	3,488
2020	4,451
2021	8,168
Thereafter	20
Total	$ 59,689